Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,385	$ 9,946	¥ 137,996
Restricted cash	171	27	511
Short-term investments	6,759	1,061	91,049
Accounts receivable, net	2,898	455	5,892
Prepayments and other current assets	42,731	6,705	58,272
Total current assets	115,944	18,194	293,720
Non-current assets:
Property and equipment, net	15,026	2,358	30,074
Investment in equity fund	5,580	876	5,711
Intangible assets, net	6,031	946	14,341
Operating lease right-of-use assets, net	9,283	1,457	82,488
Other non-current assets	12	2	5,866
Deferred tax assets	11,974	1,879	13,547
Total non-current assets	47,906	7,518	152,027
Total assets	163,850	25,712	445,747
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 50,443 and RMB 45,676 as of December 31, 2020 and 2021, respectively)	65,587	10,292	83,576
Customer deposits and deferred revenue, current (including customer deposits and deferred revenue, current of the VIEs without recourse to the Company of RMB 689,325 and RMB 530,712 as of December 31, 2020 and 2021, respectively)	530,975	83,322	689,325
Salary and welfare payable (including salary and welfare payable of the VIEs without recourse to the Company of RMB 56,946 and RMB 31,353 as of December 31, 2020 and 2021, respectively)	55,002	8,631	132,433
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB 48,058 and RMB 48,988 as of December 31, 2020 and 2021, respectively)	79,656	12,500	77,327
Operating lease liability, current (including operating lease liability, current of the VIEs without recourse to the Company of RMB 19,465 and RMB 9,821 as of December 31, 2020 and 2021, respectively)	9,880	1,550	31,845
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIEs without recourse to the Company of RMB 16,405 and RMB 11,077 as of December 31, 2020 and 2021, respectively)	21,912	3,438	19,382
Total current liabilities	763,012	119,733	1,033,888
Non-current liabilities
Customer deposits and deferred revenue, non-current (including customer deposits and deferred revenue, non-current of the VIEs without recourse to the Company of 56,905 and RMB 28,055 as of December 31, 2020 and December 31, 2021)	28,055	4,402	56,905
Operating lease liability, non-current (including operating lease liability, non-current of the VIEs without recourse to the Company of RMB 32,933 and RMB 129 as of December 31, 2020 and 2021, respectively)	226	35	56,903
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB 2,380 and RMB 2,380 as of December 31, 2020 and 2021, respectively)	4,543	713	10,614
Total non-current liabilities	32,824	5,150	124,422
Total liabilities	795,836	124,883	1,158,310
Shareholders' deficit:
Subscriptions receivable from founding shareholders	(279)	(44)	(201)	$ (31)
Treasury stock (US$0.001 par value; 781,011 shares as of December 31, 2020 and December 31, 2021, respectively)	(15,327)	(2,405)	(15,327)
Additional paid-in capital	1,221,834	191,733	1,198,852
Accumulated other comprehensive income	8,019	1,258	10,256
Accumulated deficit	(1,846,569)	(289,766)	(1,906,476)
Total shareholders' deficit	(631,986)	(99,171)	(712,563)		¥ (324,805)	¥ 218,894
Total liabilities and shareholders' deficit	163,850	25,712	445,747
Class A Ordinary Shares [Member]
Shareholders' deficit:
Ordinary shares	215	34	212
Class B Ordinary Shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 121	$ 19	¥ 121